Deferred tax	6 Months Ended
Dec. 31, 2025
Deferred tax
Deferred tax

18Deferred tax

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Deferred tax asset	26,046	24,927	25,779

The movements in deferred tax assets are as follows:

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
At the beginning of the period	24,927	17,607	17,607
Credited to the statement of profit or loss (Note 11)	781	7,728	7,311
Credited to other comprehensive income (Note 11)	338	(408)	861
At the end of the period	26,046	24,927	25,779

Group profits are subject to both UK and US corporate tax. The current US federal corporate income tax rate is 21% compared to the substantively enacted UK corporation tax rate of 25%. As the UK corporation tax rate is higher than the US federal corporate income tax rate, it is forecast that all future US cash tax will be sheltered by foreign tax credits derived from UK tax paid. A potential US deferred tax asset at the period end has therefore not been recognised as it is not forecast to give rise to a future economic benefit. Future increases in the US federal corporate income tax rate could result in the recognition of the US deferred tax asset.

Significant estimates – recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, particularly around the performance of our Commercial revenue sector, including a prudent level of future uncontracted revenues in the forecast period, Broadcasting revenue assumptions around improved performance in domestic and UEFA club competitions, notably the Premier League and the UEFA Champions League, and Matchday revenue assumptions, notably attendances and matchday hospitality sales. These forecasts also take into account various cost-saving initiatives instigated by management in the years ended 30 June 2025 and 30 June 2024. As these are forecast numbers, estimation uncertainty is inherent and management make prudent assessments in arriving at our estimate. For example, prolonged under performance of the men’s first team compared to forecast could result in insufficient future taxable profits, resulting in a longer timeframe over which our deferred tax assets are recognizable or a limitation on the amount of deferred tax assets that are recoverable.

In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.